Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation
Description of the Business
On January 20, 2021 (the “Closing Date”), Oaktree Acquisition Corp. (“OAC”), the predecessor to Hims & Hers Health, Inc. (the “Company”) completed the acquisition of Hims, Inc. (“Hims”) pursuant to the Agreement and Plan of Merger dated as of September 30, 2020 (the “Merger Agreement”) by and among OAC, Hims, and Rx Merger Sub, Inc., a Delaware corporation and a direct wholly-owned subsidiary of OAC (“Merger Sub”). The Merger Agreement provided for, among other things, the combination of Hims and OAC pursuant to the merger of Merger Sub with and into Hims, with Hims continuing as the surviving entity and as a wholly-owned subsidiary of OAC, which changed its name to Hims & Hers Health, Inc. (the “Merger”).
The Merger was accounted for as a reverse recapitalization with Hims as the accounting acquirer and OAC as the acquired company for accounting purposes. Accordingly, all historical financial information presented herein represents the accounts of Hims and its wholly-owned subsidiaries as if Hims is the predecessor to the Company. The share and per share information in these consolidated financial statements has therefore been retroactively restated to reflect the share
exchange

ratio established in the Merger
 (0.4530
shares of Company Class A common stock for 1 share of Hims Class A common stock).
Hims was incorporated in Delaware on December 30, 2013. Our mission is to make healthcare accessible, affordable, and convenient for everyone. We designed and built our digitally native, cloud-based technology centered around the consumer, and design everything with the consumer in mind. Our proprietary mobile app, websites, telehealth platform, electronic medical records system, and pharmacy integration combine to provide consumers with a seamless, easy-to-use,
mobile-first experience. The Company is leading the transformation in healthcare by becoming the digital front door for healthcare consumers.
We believe the future of healthcare will be driven by consumer brands that empower people and give them full control over their healthcare. We have endeavored to build a healthcare system that squarely focuses on the needs of the healthcare consumer. To enable our mission of making healthcare accessible, affordable, and convenient for everyone, we offer a range of health and wellness products and services available for purchase on our websites directly by customers and through wholesale partners.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared pursuant to accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and variable interest entities in which it holds a controlling financial interest. All intercompany transactions and balances have been eliminated in the consolidated financial statements herein. For the years ended December 31, 2020 and 2019, the Company had operations primarily in the United States and immaterial operations in the United Kingdom.